Restoration provisions - Additional Information (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Long term provision for decommissioning restoration and rehabilitation costs	$ 334,233	$ 321,400	$ 0
Weighted average risk free interest rate	0.61%